STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 16 – Stockholders’ Equity

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 125,814,107 and 50,128,972 shares of common stock issued and outstanding as of February 28, 2019, and May 31, 2018, respectively.

The Company recorded imputed interest of $268 and $265 during the three months ended February 28, 2019 and 2018 on related party payables due to a director and officer of the Company. The Company recorded imputed interest of $807 and $804 during the nine months ended February 28, 2019 and 2017 on related party payables due to a director and officer of the Company, and charged this amount to additional paid-in capital.

Stock Issued upon Conversion of Notes Payable

During the nine months ended February 28, 2019, Darling Capital, holder of a convertible promissory note, converted a total of $565,000, which consisted of $550,000 of principal and $15,000 of accrued interest, into 1,808,000 shares of common stock.

During the nine months ended February 28, 2019, Efrat Investments, holder of a convertible promissory note, converted a total of $57,200, which consisted of $55,000 of principal and $2,200 of accrued interest, into 183,040 shares of common stock.

During the nine months ended February 28, 2019, David Lamadrid, holder of a convertible promissory note, converted a total of $32,497, which consisted of $31,250 of principal and $1,247 of accrued interest, into 103,989 shares of common stock.

During the nine months ended February 28, 2019, Jay Lasky, holder of a convertible promissory note, converted a total of $26,185, which consisted of $25,000 of principal and $1,185 of accrued interest, into 65,462 shares of common stock.

During the nine months ended February 28, 2019, Newcan, holder of a convertible promissory note, converted a total of $78,534, which consisted of $75,000 of principal and $3,534 of accrued interest, into 196,336 shares of common stock.

During the nine months ended February 28, 2019, YA II PN, holder of a convertible promissory note, converted a total of $280,247, which consisted of $250,000 of principal and $30,247 of accrued interest, into 700,616 shares of common stock.

During the nine months ended February 28, 2019, YA II PN, holder of a convertible promissory note, converted a total of $256,027 which consisted of $250,000 of principal and $6,027 of accrued interest, into 640,068 shares of common stock.

Stock Issued for Services

On July 24, 2018, the Company awarded Star Associates, LLC, a limited liability company owned by Andrew Glashow, a director of the Company, a cash payment in the amount of $250,000 and 700,000 shares of the Company’s restricted common stock in recognition of Mr. Glashow’s efforts, through Star Associates, in successfully assisting the Company in negotiating and obtaining the financing necessary to acquire Alternative Solutions.  The shares were valued at $490,000 and were charged to operations during the nine months ended February 28, 2019.

On June 24, 2018, pursuant to the terms of a severance agreement between the Company and David Lamadrid, the Company issued 600,000 shares of restricted common stock to Mr. Lamadrid. These shares were valued at $264,000, $213,320 of which was previously expensed and the remaining $50,680 of which was charged to operations during the nine months ended February 28, 2019.

On September 11, 2018, the Company issued 31,250 shares of common stock with a fair value of $25,310 in exchange for legal services previously rendered to the Company. These shares were accrued on February 8, 2018, and were issued from stock payable.

Stock Issued for Acquisition

On June 27, 2018, the Company issued 22,058,823 shares of its common stock pursuant to the terms of the Alternative Solutions, LLC Acquisition Agreement.  These shares were valued at $15,441,176.  (See note 3).

Special Warrants Issued in Offering

On June 20, 2018, the Company executed an Agency Agreement with Canaccord Genuity Corp. and closed on a private offering of its special warrants for aggregate gross proceeds of C$13,037,859 (USD$9,785,978). Pursuant to the offering, the Company issued 28,973,020 special warrants at a price of C$0.45 (USD$0.34) per special warrant.  Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.

In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special warrants that were issued were valued at $1,413,300 and were charged to operations during the three months ended August 31, 2018.

Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock.  Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.

Because the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company. This resulted in the issuance of an additional 3,042,167 units. This penalty was valued at $7,142,550 and was charged to operations during the three months ended August 31, 2018.

On February 28, 2019, all of the special warrants were automatically converted into 33,465,110 shares of common stock and warrants to purchase 33,465,110 shares of common stock for CD$0.65 per share.

Stock Issued in Navy Capital Offering

On July 31, 2018, the Company entered into a Subscription Agreement with Navy Capital Green International, Ltd, (the “Navy Capital Offering”) for 7,500,000 units at a price of $0.40 per unit, or an aggregate amount of $3,000,000.  The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock.

In connection with the Navy Capital Offering, between August 8, 2018 and August 10, 2018, the Company entered into five subscription agreements for a total of 6,875,000 units at a price of $0.40 per unit, or an aggregate purchase price of $2,750,000.  The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.

Stock Issued to Officers

On July 27, 2018, the Company granted 25,000 shares of restricted common stock to its Chief Financial Officer.  These shares vested four months after issuance.  The shares were valued at $17,500, and were amortized over the vesting period.  As of February 28, 2019, these shares had not been issued. As of February 28, 2019, $17,500 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at February 28, 2019.

On July 31, 2018, the Company granted the Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $350,000 and will be amortized over the vesting period.  As of February 28, 2019, $236,667 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at February 28, 2019.

On July 31, 2018, the Company granted the Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $35,000 and will be amortized over the vesting period. As of February 28, 2019, $23,667 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at February 28, 2019.

Stock Issued upon Cashless Exercise of Warrants

On August 14, 2018, the Company issued 129,412 shares of common stock for the cashless conversion of 350,000 warrants at an exercise price of $0.75 per share.

On September 6, 2018, the Company issued 13,684 shares of common stock upon the cashless exercise of 40,000 warrants at an exercise price of $0.75 per share.

On November 14, 2018, the Company issued 5,867 shares of common stock upon the cashless exercise of 25,000 warrants at an exercise price of $0.75 per share.

Stock Issued for Settlement

On November 1, 2018, the Company issued 50,000 shares of common stock with a fair value of $47,500 pursuant to a legal settlement. There was no gain or loss associated with this transaction.

Stock Issued for Compensation for Debenture Offering

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued 559,750 units as compensation for advisory and agent fees. Each unit is comprised of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.10 per whole share of common stock. As a result, the Company issued 559,750 shares of common stock as compensation for agent and advisory services. These shares were valued at $376,152, and this amount was charged to operations during the three months ended February 28, 2019.

Additional Paid-in Capital

During the nine months ended February 28, 2019, the Company recorded discounts on two convertible notes payable relating to beneficial conversion features in the aggregate amount of $362,500 on the YA II PN Note 2, and $58,594 on the Newcan Convertible Note 8. Also, during the nine months ended February 28, 2019, a reset event occurred with regard to the YAII PN Note.

During the nine months ended February 28, 2019, the Company recorded an original issue discount on the Serenity Wellness Note in the amount of $81,961.

On June 1, 2018, the Company adopted ASU 2017-11 and accordingly reclassified the fair value of the reset provisions embedded in the previously issued convertible notes payable and certain warrants with embedded anti-dilutive provisions from liability to additional paid-in capital in the aggregate amount of $1,265,751. On June 20, 2018, a reset event occurred in connection with the YA II PN Note (see note 14), and the Company charged the change in fair value of the conversion feature in the amount of $35,833 to additional paid-in capital. This was considered a material modification of the note, and the Company created a new discount to this note in the amount of $750,000, which was charged to additional paid-in capital.

During the nine months ended February 28, 2019, the Company recorded discounts on six convertible debentures relating to beneficial conversion features as follows: a discount of $3,254,863 was recorded on the U.S. Convertible Debenture 1; a discount of $813,696 was recorded on the U.S. Convertible Debenture 2; a discount of $75,395 was recorded on the U.S. Convertible Debenture 3; a discount of $416,627 was recorded on the U.S. Convertible Debenture 4; a discount of $120,078 was recorded on the U.S. Convertible Debenture 5; a discount of $60,030 was recorded on the U.S. Convertible Debenture 6; and a discount of $2,938,690 was recorded on the Canaccord Debentures.

Warrants

On June 27, 2018, the Company incurred a penalty in connection with the WestPark Offering due to the late filing of the registration statement that included the resale of the securities that were sold in such offering.  As a result of the penalty, the Company issued three-year common stock warrants to purchase an aggregate of 1,368,250 shares of the Company’s common stock at an exercise price of $0.50 per share.   In addition, the Company reduced the exercise price of the common stock purchase warrants previously issued to the investors in the WestPark Offering from $0.75 per share to $0.50 per share.  The fair value of the penalty was $941,972; this amount was charged to operations during the three months ended August 31, 2018.

On June 20, 2018, in connection with the special warrant offering, the Company issued Canaccord Genuity Corp. 2,317,842 three-year broker warrants at an exercise price of C$0.45 per share as compensation.  Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share. These warrants were valued at $1,495,373, and this amount was charged to operations during the three months ended August 31, 2018.

On July 20, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued to YA II PN, Ltd. a five-year common stock purchase warrant to purchase 1,250,000 shares of the Company’s common stock at an initial exercise price of $0.60 per share.

On August 6, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 7,500,000 shares of the Company’s common stock at an exercise price of $0.60 per share, to investors in the Navy Capital Offering.

On August 8, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 6,875,000 shares of the Company’s common stock at an exercise price of $0.60 per share, to investors in the Navy Capital Offering.

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued Canaccord Genuity Corp. 1,074,720 three-year agent and advisory warrants at an exercise price of $0.80 per share as compensation. The Company, in connection with the issuance of the Canaccord Debentures, issued National Bank Financials Inc. 268,680 three-year agent and advisory warrants at an exercise price of $0.80 per share as compensation. These warrants were valued at $874,457, and this amount was charged to operations during the three months ended February 28, 2019.

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued 559,750 units as compensation for advisory and agent fees. Each unit is comprised of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.10 per whole share of common stock. As a result, the Company issued 223,900 three-year agent and advisory warrants to Canaccord Genuity Corp. and 55,975 three-year agent and advisory warrants to National Bank Financials Inc. These warrants were valued at $181,183, and this amount was charged to operations during the three months ended February 28, 2019.

The following table summarizes the significant terms of warrants outstanding at February 28, 2019. These warrants were granted as part of financing agreements. This table does not include the special warrants; see Special Warrant section below:

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.49	35,782,952	2.73	$0.49	35,782,952	$0.49
0.50	2,736,500	2.98	0.50	2,736,500	0.50
0.60	17,500,000	2.76	0.60	17,500,000	0.60
0.75	1,042,738	2.37	0.75	1,042,738	0.75
0.80	1,343,400	2.79	0.80	1,343,400	0.80
1.10	279,875	2.79	1.10	279,875	1.10
	58,685,465	2.74	$0.53	58,685,465	$0.53

Transactions involving warrants are summarized as follows. This table does not include the special warrants; see Special Warrant section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2018	4,700,988	$0.62
Granted	54,399,477	$0.53
Exercised	(415,000)	$0.75
Cancelled / Expired	-	$-
Warrants outstanding at February 28, 2019	58,685,465	$0.53

Special Warrants

On June 20, 2018, the Company sold 28,973,019 special warrants for net proceeds of US$9,785,978.   Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, known as Oasis Cannabis, which was June 28, 2018.

All of the special warrants were automatically exercised for units on November 30, 2018. Each unit consists of one share of the Company’s common stock and one three-year warrant to purchase one share of common stock at a price of C$0.65.

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 50,128,972 and 32,582,944 shares of common stock issued and outstanding as of May 31, 2018 and 2017, respectively.

The Company recorded imputed interest of $1,076 and $1,075 during the year ended May 31, 2018 and 2017 on related party payables due to a director and officer of the Company.

Common Stock

Year ended May 31, 2018:

Stock Issued for Services

On July 13, 2017, the Company issued 24,000 shares of common stock to a consultant in exchange for a $6,000 accrued liability for services previously provided.  This resulted in a gain on the settlement of accounts payable in the amount of $3,480.

On March 2, 2018, the Company issued 350,000 shares of common stock to a consultant pursuant to the terms of a consulting agreement.  The shares issued for services were valued on the date of grant at $261,800.

On February 8, 2018, the Company agreed to issue 31,250 shares of common stock to a consultant. The shares were valued at $25,313, and are recorded on the balance sheet as stock payable. These shares have not been issued as of May 31, 2018.

During the year ended May 31, 2018, the Company agreed to issue 600,000 shares of common stock to an officer. These shares were valued at $213,321, and are recorded on the balance sheet as stock payable. These shares have not been issued as of May 31, 2018.

Stock Issued upon Note Conversion

On March 12, 2018, pursuant to the Omnibus Loan Agreement, related party convertible noteholders converted principal and interest in the aggregate amount of $1,421,356 and $197,090, respectively, into a total of 5,179,028 shares of common stock.

Stock Issued for Note Exchange

On September 20, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the April 2015 Note for 1,500,000 shares of its common stock valued at $510,000. The holder of the April 2015 Note had previously sold it for $105,219, which represented the balance due by the Company, to StarForce Media, Inc., an entity that is not affiliated with the Company.  The Company recognized a loss on this exchange in the amount of $404,082, which was charged to operations during the year ended May 31, 2018.

On September 25, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the 8% Note for 4,500,000 shares of its common stock valued at $1,844,035. The Company recognized a loss on this exchange in the amount of $989,032, which was charged to operations during the year ended May 31, 2018.

Stock Issued with Note

On November 15, 2017, the Company issued 250,000 shares of restricted Common Stock, valued at $95,000, as a commitment fee to a convertible note holder.

Stock Issued in Offering

On December 7, 2017, the Company commenced a private offering of its securities, the terms of which were amended on January 17, 2018 (the “WestPark Offering”).  The Company offered for sale a minimum of 800,000 units and a maximum of 4,000,000 units at a price of $1.25 per unit.  Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share.

On February 7, 2018, the Company received gross proceeds of $1,087,500 from the WestPark Offering, of which $146,975 were expenses, resulting in net proceeds of $940,525, from the sale of 870,000 units.

On February 21, 2018, the Company received additional gross proceeds of $100,000 from the WestPark Offering, of which $28,100 were expenses, resulting in net proceeds of $71,900, from the sale of 80,000 units.

On February 28, 2018, the Company received additional gross proceeds of $81,250 from the WestPark Offering, of which $12,148 were expenses, resulting in net proceeds of $69,102, from the sale of 65,000 units.

On March 29, 2018, the Company received additional gross proceeds of $441,563 from the WestPark Offering, of which $62,172 were expenses, resulting in net proceeds of $379,390, from the sale of 353,250 units.

During the year ended May 31, 2018, the Company incurred offering costs of $249,397. The offering costs were charged to additional paid in capital during the year ended May 31, 2018.

Additional Paid-in-Capital

During the year ended May 31, 2018, the Company recorded a discounts on convertible notes payable relating to the beneficial conversion feature in the amount of $1,758,741.

During the year ended May 31, 2018, the Company recorded a settlement of derivative liabilities in the amount of $442,775.

Year ended May 31, 2017:

Stock Issued for Services

In May 2017, the Company agreed to issue 25,000 shares of common stock with a fair value of $3,250 to a service provider. At May 31, 2017, these shares had not been issued, and the amount of $3,250 is included in stock payable on the Company’s balance sheet.

Additional Paid-in-Capital

In March 2017, the Company entered into a modification agreement regarding the 8% Promissory Note due to Old Main, and the derivative liability in the amount of $70,143 related to the conversion feature of this note was charged to additional paid-in capital.

In May 2017, the Company paid the 10% Notes due to Old Main, and the derivative liability in the amount of $145,268 related to the conversion feature of this note was charged to additional paid-in capital.

Stock Issued upon Note Conversions

From December 21, 2016, through March 14, 2017, Old Main, holder of the 2016 Convertible Notes, converted an aggregate of $137,500 of principal, in eight transactions, into 1,685,981 shares of common stock.  As a result of the conversions, the Company charged the amount $143,325 to additional paid-in capital related to settlement of derivative liability.  See note 10.

On May 31, 2017, pursuant to the Omnibus Loan Agreement, four related party convertible noteholders converted principal and interest in the aggregate amount of $2,537,750 and $166,490, respectively, into a total of 10,816,960 shares of common stock.  As a result of the conversions, the Company charged the amount $951,239 to loss on modification of debt.

Warrants

On November 15, 2017, in connection with the Company’s sale of a convertible debenture, the Company issued FirstFire Global Opportunities Fund, LLC (“FirstFire”) a three-year common stock purchase warrant to purchase 350,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $123,950 and were charged to operations during the twelve months ended May 31, 2018.

On February 9, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued Darling Capital, LLC (“Darling”) a three-year common stock purchase warrant to purchase 400,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $313,128 and were charged to operations during the twelve months ended May 31, 2018.

On February 16, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued Efrat Investments, LLC (“Efrat”) a three-year common stock purchase warrant to purchase 40,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $32,076 and were charged to operations during the twelve months ended May 31, 2018.

On February 26, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued David Lamadrid a three-year common stock purchase warrant to purchase 25,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $18,794 and were charged to operations during the twelve months ended May 31, 2018.

On March 2, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 412,500 shares of the Company’s common stock at an exercise price of $0.75 per share to consultants.  These warrants were value at $294,173 and were changed to operations during the twelve months ended May 31, 2018.

On March 29, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 353,250 shares of the Company’s common stock at an exercise price of $0.75 per share, to investors in the WestPark Offering.

On May 9, 2018, in connection with the Amendment to the FirstFire Note, the Company amended the FirstFire three-year common stock purchase warrant to provide that the holder could purchase an additional 25,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These additional warrants were valued to $15,977 and were charge to operations during the twelve months ended May 31, 2018.

On May 14, 2018, in connections with the Company’s sale of a convertible debenture, the Company issued YA II PN, Ltd. a five-year common stock purchase warrant to purchase 1,875,000 shares of the Company’s common stock at an initial exercise price of $0.60 per share.  These warrants were valued at $1,300,545 and were charged to operations during the twelve months ended May 31, 2018.

As of May 31, 2018, the Company was obligated to issue a five-year warrant to purchase 205,238 of the Company’s units at an exercise price of $1.25 per unit (the “Unit Warrants”) to WestPark Capital, Inc., the placement agent for the WestPark Offering.  Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.  The Unit Warrants are part of the placement agent’s compensation pursuant to the placement agent agreement.  The Unit Warrant were valued at $503,655, which amount was charged to operations during the twelve months ended May 31, 2018.

The following table summarizes the significant terms of warrants outstanding at May 31, 2018. These warrants were granted as part of financing agreements. This table includes the 205,238 Unit Warrants:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.75	2,825,988	3.33	$0.75	2,825,988	$0.75
0.60	1,875,000	4.96	0.60	1,875,000	0.60
	4,700,988	3.98	0.69	4,700,988	0.69

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2017	-	$-
Granted	4,700,988	$0.69
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2018	4,700,988	$0.69